Long-Term Debt and Financial Liabilities, Summary (Details) € in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Oct. 13, 2025 USD ($)	Dec. 31, 2024 USD ($)	Nov. 20, 2024 USD ($)	Nov. 20, 2024 EUR (€)
Nonrelated Party [Member]
Loan Facilities [Abstract]
Long-term debt	$ 71,597,671			$ 3,657,056
Less: Deferred financing costs	(967,454)			0
Total long-term debt, net of deferred finance costs	70,630,217			3,657,056
Presented [Abstract]
Current portion of long-term debt	5,886,012			1,053,156
Less: Current portion of deferred finance costs	(248,392)			0
Current portion of long-term debt, net of deferred finance costs	5,637,620			1,053,156
Non-Current portion of long-term debt	65,711,659			2,603,900
Less: Non-Current portion of deferred finance costs	(719,062)			0
Non-Current portion of long-term debt, net of deferred finance costs	64,992,597			2,603,900
$50.0 Million Term Loan Facility [Member]
Loan Facilities [Abstract]
Face amount	50,000,000		$ 50,000,000
Long-term debt	50,000,000			0
5.0 Million Euro Term Loan [Member]
Loan Facilities [Abstract]
Face amount		€ 5,000			$ 5,270,000	€ 5,000
Long-term debt	4,705,240			3,657,056
16.2 Million Euro Term Loan [Member]
Loan Facilities [Abstract]
Face amount	17,450,000	16,210
Long-term debt	15,155,723			0
1.72 Million Euro Term Loan [Member]
Loan Facilities [Abstract]
Face amount	1,850,000	€ 1,720
Long-term debt	$ 1,736,708			$ 0